SHARE-BASED PAYMENT (Details)		12 Months Ended
		Dec. 31, 2018 USD ($) Share Year shares	Dec. 31, 2017 Year
Disclosure of classes of share capital [line items]
Number of options | Share		12,479,321
No. of underlying shares | shares	[1]	2,453,767
Contractual life of options | Year		8.1	8.8
2009
Disclosure of classes of share capital [line items]
Number of options | Share		38,000
No. of underlying shares | shares	[1]	447
Exercise price per share | $	[1]	$ 71.82
Actual vesting date	[2]	4 years
Contractual life of options | Year		10
2010
Disclosure of classes of share capital [line items]
Number of options | Share		140,000
No. of underlying shares | shares	[1]	1,649
Exercise price per share | $	[1]	$ 64.57
Actual vesting date	[3]	3 years
Contractual life of options | Year		10
2011
Disclosure of classes of share capital [line items]
Number of options | Share	[4]	300,000
No. of underlying shares | shares	[1]	3,533
Exercise price per share | $	[1]	$ 65.72
Actual vesting date	[2]	4 years
Contractual life of options | Year		10
2013
Disclosure of classes of share capital [line items]
Number of options | Share		150,000
No. of underlying shares | shares	[1]	1,766
Exercise price per share | $	[1]	$ 23.11
Actual vesting date	[2]	4 years
Contractual life of options | Year		10
2014
Disclosure of classes of share capital [line items]
Number of options | Share	[4]	130,000
No. of underlying shares | shares	[1]	14,639
Exercise price per share | $	[1]	$ 6.24
Actual vesting date	[2]	4 years
Contractual life of options | Year		10
2015
Disclosure of classes of share capital [line items]
Number of options | Share	[4]	201,000
No. of underlying shares | shares	[1]	20,100
Exercise price per share | $	[1]	$ 3.23
Actual vesting date	[2]	4 years
Contractual life of options | Year		10
2016
Disclosure of classes of share capital [line items]
Number of options | Share	[4]	5,627,816
No. of underlying shares | shares	[1]	562,782
Exercise price per share | $	[1]	$ 2.60
Actual vesting date	[5]	4 years
Contractual life of options | Year		10
2017
Disclosure of classes of share capital [line items]
Number of options | Share	[4]	1,649,416
No. of underlying shares | shares	[1]	164,942
Exercise price per share | $	[1]	$ 2.90
Actual vesting date	[5]	4 years
Contractual life of options | Year		10
2017 One
Disclosure of classes of share capital [line items]
Number of options | Share	[4]	10,000
No. of underlying shares | shares	[1]	1,000
Exercise price per share | $	[1]	$ 2.90
Actual vesting date	[6]	4 years
Contractual life of options | Year		10
2017 Two
Disclosure of classes of share capital [line items]
Number of options | Share	[4]	2,793,533
No. of underlying shares | shares	[1]	279,353
Exercise price per share | $	[1]	$ 2.43
Actual vesting date	[6]	4 years
Contractual life of options | Year		10
2017 Three
Disclosure of classes of share capital [line items]
Number of options | Share		40,000
No. of underlying shares | shares	[1]	4,000
Exercise price per share | $	[1]	$ 2.50
Actual vesting date	[6]	4 years
Contractual life of options | Year		10
2017 Four
Disclosure of classes of share capital [line items]
Number of options | Share		20,000
No. of underlying shares | shares	[1]	20,000
Exercise price per share | $	[1]	$ 3.90
Actual vesting date	[7]	2 years
Contractual life of options | Year		10
2018
Disclosure of classes of share capital [line items]
Number of options | Share	[4]	909,203
No. of underlying shares | shares	[1]	909,203
Exercise price per share | $	[1]	$ 3.67
Actual vesting date	[5]	4 years
Contractual life of options | Year		10
2018 One
Disclosure of classes of share capital [line items]
Number of options | Share	[4]	340,000
No. of underlying shares | shares	[1]	340,000
Exercise price per share | $	[1]	$ 2.94
Actual vesting date	[6]	4 years
Contractual life of options | Year		10
2018 Two
Disclosure of classes of share capital [line items]
Number of options | Share	[4]	130,000
No. of underlying shares | shares	[1]	130,000
Exercise price per share | $	[1]	$ 4.00
Actual vesting date	[6]	4 years
Contractual life of options | Year		10
2018 Three
Disclosure of classes of share capital [line items]
Number of options | Share	[4]	353
No. of underlying shares | shares	[1]	353
Exercise price per share | $	[1]	$ 3.93
Actual vesting date	[6]	4 years
Contractual life of options | Year		10

[1]	After historical adjustments in the Company's share capital, including the 10:1 reverse share split in June 2018. NIS-denominated exercise prices have been presented in dollars using the Bank of Israel exchange rate in effect on December 31, 2018.
[2]	The options vest in 16 equal quarterly tranches.
[3]	The options vested in 12 equal quarterly tranches.
[4]	Some or all of the options were granted to related parties and/or key managerial personnel in the Group (1,249,556 options in 2018; 2,652,949 options in 2017; 5,627,816 options in 2016; 60,000 options in 2015; 40,000 options in 2014 and 300,000 options in 2011). See also Note 16A (Transactions and Balances with Related Parties - Benefits for key managers (including directors)).
[5]	The options vest in four equal annual tranches, commencing one year after the start of employment.
[6]	25% of the options vest after one year, and the remainder in 12 equal quarterly tranches over three additional years.
[7]	The options vest in eight equal quarterly tranches.